UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

c/o Kantor, Davidoff et al. 415 Madison Avenue, 16th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff et al.
415 Madison Avenue, 16th Floor, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2016

Date of reporting period:	January 31, 2016

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2016.

Tridan Corp.
Schedule of Investents-Form NQ
January 31, 2016

			2016
	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (loss)

Bethlehem NY Central School District
Ref Bds a Sch Di
4.0% due January 15, 2021	500,000	539,522	539,522	562,545	23,023

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	218,422	218,422	229,771	11,349

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	436,228	436,228	461,467	25,239

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	592,637	592,637	627,810	35,173

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt Insd Siena College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,011,651	1,011,651	1,020,140	8,489

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,045,390	1,045,390	1,211,110	165,720

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,030,998	1,030,998	1,150,650	119,652

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,186,549	1,186,549	1,277,626	91,077

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	195,000	194,502	194,502	201,768	7,266
5.5% due April 1, 2017	575,000	596,497	596,497	594,958	(1,539)
5.25% due April 1, 2019 (call April 1, 2017)	200,000	204,377	204,377	218,644	14,267

N.Y.S. Urban Development
5.0% due January 1, 2017	225,000	228,940	228,940	234,452	5,512

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	185,000	188,929	188,929	188,163	(766)

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	517,436	517,436	577,210	59,774

Clarkstown NY Central School District
4.00% due May 15, 2019	500,000	540,897	540,897	550,590	9,693

North Babylon New York Union
Free School District
5.00% due August 1, 2023	250,000	287,550	287,550	303,598	16,048

Thompkins Counrty New York Ref
Public IMPT-SER
5.00% due December 15, 2027	500,000	606,206	606,206	623,855	17,649

Build New York City Resource Corp
New York Rev Inited Jewish Appeal
5.00% due July 1, 2025	320,000	379,263	379,263	398,845	19,582

Saratoga Springs New York Ref Public
IMPT Unlimited Tax
5.00% due February 15, 2023	225,000	263,875	263,875	277,142	13,267

Battery Park City New York
5.00% due November 1, 2029	140,000	155,410	155,410	172,593	17,183

Onondaga County New York
Ref Unlimited Tax
5.00% due March 15, 2024	285,000	332,141	332,141	357,139	24,998

Bayport-Blue Point New York Union
Free School District Unlimited
5.00% due September 15, 2024	250,000	300,199	300,199	317,668	17,469

Buffalo and Ft. Erie New York Pub
Bridge Auth Ref-Toll
5.00% due January 1, 2025	410,000	478,898	478,898	508,913	30,015

Hilton N.Y. Central School District
Unlimited Tax
4.0% due June, 15, 2019	500,000	542,677	542,677	546,990	4,313

Central Islip Union Free
School District Ref Unlimited
5.0% due July 15, 2022	750,000	885,787	885,787	919,365	33,578

Syosset NY Central School District
5.0% due December 15, 2022	125,000	140,873	140,873	154,460	13,587

Brentwood NY N Free School
District Ref Unlimited
5.0% due January 15, 2023	430,000	475,084	475,084	532,168	57,084

Connetquot NY Central School District
Unlimited Tax
5.0% due January 15, 2024	400,000	442,422	442,422	500,104	57,682

Syosset NY Central School District
5.0% due December 15, 2022	735,000	815,783	815,783	887,240	71,457

Rhinebeck NY Central School District
Unlimited Tax
4.0% due June 15, 2024 (call date 06/15/23)	535,000	582,724	582,724	606,053	23,329

NYC Transitional Fin Auth
Rev Future Tax
5.0% due November 01, 2026
(call date 11/01/22)	550,000	602,817	602,817	669,405	66,588

Wantagh NY UN Free School
5.0% due September 01, 2021	550,000	624,929	624,929	657,701	32,772

Util Debt Securitization
5.0% due December 15, 2028
(call date 12/15/23)	500,000	545,749	545,749	615,870	70,121

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	995,876	995,876	1,116,820	120,944

(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	510,211	510,211	563,865	53,654

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	525,818	525,818	577,700	51,882
5.00% due November 1, 2021	1,000,000	1,050,036	1,050,036	1,155,390	105,354

N.Y.S. Dormitory Authority Lease Rev
Mental Health services
(Par Call august 15, 2020 @100):					-
5.00% due August 15, 2023	420,000	423,722	423,722	488,237	64,515

Starpoint NY Central School District
% due June 15, 2018	850,000	915,593	915,593	934,269	18,676

Starpoint NY Central School District
Unlimited Tax
% due June 15, 2020	250,000	279,956	279,956	292,055	12,099

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	543,193	543,193	600,556	57,363

Port Authority of NY and NJ
5.0% due October 1, 2027	300,000	300,687	300,687	309,417	8,730
5.375% due March 1, 2028	150,000	153,785	153,785	188,463	34,678

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	567,756	567,756	610,891	43,135

NY Unlimited Tax
5.0% due August 1, 2026
(Par Call August 1, 2019 @100)	350,000	352,541	352,541	399,354	46,813

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,002,586	1,002,586	1,018,370	15,784

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	487,944	487,944	518,625	30,681

NYS Dormitory Authority
Pers Income Tax Rev Ref Educ
% due March 15, 2026	200,000	250,879	250,879	262,724	11,845

NYS Dormitory
(Par Call July 1, 2018 @ 100)
5.00% due July 1, 2029	300,000	300,000	300,000	330,012	30,012

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	770,195	770,195	852,030	81,835

Longwood NY Central School
District Suffold
5.0% due March 15, 2019	185,000	208,218	208,218	208,743	525

Middele CTRY NY Central
School District AT Centereach
5.0% due August 01, 2020	150,000	175,548	175,548	176,081	533

Schnectady CNTY NY Various
Purpose LTD Tax
5.0% due December 15, 2020	800,000	938,033	938,033	952,528	14,495

Schenectady CNTY NY Various
Purpose LTD Tax
5.0% due December 15, 2022	300,000	365,705	365,705	374,943	9,238

Rensselaer CNTY NY
Limited Tax
5.0% due September 01, 2024	100,000	124,976	124,976	127,272	2,296

SNT Lawrence CNTY
NY REF Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	126,313	126,313	129,792	3,479

Mattituck Cutchogue
NY Ser A
(Par call July 15, 2025)
5.0% due July 15, 2026	280,000	343,538	343,538	353,100	9,562

Putnam Cnty Ref
LTD Tax
(Par call January 15, 2026)
5.0% due January 15, 2027	135,000	166,680	166,680	171,658	4,978

Halfmoon NY REF PUB
Limited Tax
(Par call June 15, 2025)
5.0% due June 15, 2027	280,000	340,647	340,647	350,484	9,837

Gates Chili NY Sch
Dstr Unlimited Tax
(Par Call June 15, 2025)
5.0% due June 15, 2027	200,000	246,466	246,466	252,098	5,632

Mattituck Cutchogue
NY Ser A
(Par Call July 15, 2025)
5.0% due July 15, 2027	365,000	444,031	444,031	457,097	13,066

Laurens NY Central
School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	340,712	340,712	351,464	10,752

Western Nassau CNTY WTR
Auth Ser A
(Par Call April 01, 2025)
5.0% due April 01, 2028	100,000	116,843	116,843	121,243	4,400

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	105,000	104,632	104,632	109,884	5,252

Greece NY Central Scool District
UT GO Rfdg Ser-B
5.0% due December 15, 2023	500,000	568,298	568,298	609,045	40,747

Queensbury New York Union Free
4.00% due December 15, 2018	225,000	236,971	236,971	243,940	6,969

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	268,045	268,045	297,930	29,885

Rockville Center NY Limited Tax
Ref Pub Impt 2012a Ref Pu
4.0% due June 15, 2022	200,000	222,700	222,700	234,698	11,998

Riverhead NY Limited Tax
2012 GO Bds
4.00% de June 1, 2021	1,005,000	1,086,772	1,086,772	1,153,177	66,405

N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.0% due March 15, 2022	750,000	762,554	762,554	818,122	55,568
5.5% due March 15, 2025	500,000	542,365	542,365	654,675	112,310

Short-Term
City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	753,456	753,456	766,305	12,849

Cold Spring HBR NY Central School Dist.
5.0% due February 1, 2016	100,000	97,923	97,923	100,027	2,104

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	460,641	460,641	466,010	5,369
	$32,950,000	$35,468,207	$35,468,207	$37,855,107	$2,386,900

Item 2.	Controls and Procedures.

(a)	The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 24, 2016

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 24, 2016